Contract Balances - Schedule of Related to Enforceable Contracts (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Related to Enforceable Contracts [Abstract]
Accounts receivable	$ 265,864,685	$ 61,411,007
Contract assets
Contract liabilities	$ 450,360	$ 326,044	$ 264,340